Basis of preparation (Details) € in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		139 Months Ended
	Jul. 31, 2025 EUR (€)	Oct. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Aug. 05, 2025 note	Jul. 30, 2025 note	Jul. 23, 2025 note	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Profit (loss)				€ 48,414	€ 38,771	€ 100,784	€ 81,638
Equity				48,280	(126,470)	48,280	(126,470)	€ 48,280				€ (40,584)	€ (196,009)
Capital increases								1,194,700
Proceeds from borrowings								175,000
Proceeds from research tax credit						5,640		41,300
Net proceeds from sale of royalty certificates								2,900
Cash and cash equivalents				€ 60,946	€ 222,317	€ 60,946	€ 222,317	60,946				€ 144,221	€ 251,942
Major ordinary share transactions | Heights convertible notes
Disclosure of non-adjusting events after reporting period [line items]
Number of convertible notes converted | note									350	200	150
Conditional advances Bpifrance
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants								21,300
Proceeds from conditional advances								€ 1,800
Registered direct offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases		€ 223,300	€ 130,000
Registered direct offering | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Capital increases	€ 637,500